Risk Management	12 Months Ended
Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
RISK MANAGEMENT
28.	RISK MANAGEMENT

The risks faced by the Group and the way these risks are mitigated by management are summarized below.

Insurance risk

Insurance risk includes the risks of inappropriate underwriting, ineffective management of underwriting, inadequate controls over exposure management in relation to catastrophic events and insufficient reserves for losses including claims incurred but not reported.

To manage this risk, the Group's underwriting function is conducted in accordance with a number of technical analytical protocols which include defined underwriting authorities, guidelines by class of business, rate monitoring and underwriting peer reviews.

The Group purchases reinsurance as part of its risk mitigation programme. Reinsurance ceded is placed on both a proportional and non–proportional basis. The proportional reinsurance is quota–share reinsurance which is taken out to reduce the overall exposure of the Group to certain classes of business. Non–proportional reinsurance is primarily excess–of–loss reinsurance designed to mitigate the Group's net exposure to catastrophe losses and large claims. Retention limits for the excess–of–loss reinsurance vary by class of business. Also, a significant portion of the reinsurance is affected under the facultative reinsurance contracts to cover a single risk exposure.

Amounts recoverable from reinsurers are estimated in a manner consistent with the outstanding claims provision and are in accordance with the reinsurance contracts. Although the Group has reinsurance arrangements, it is not relieved of its direct obligations to its policyholders and thus a credit exposure exists with respect to ceded insurance, to the extent that any reinsurer is unable to meet its obligations assumed under such reinsurance agreements. The Group's placement of reinsurance is diversified such that it is neither dependent on a single reinsurer nor are the operations of the Group substantially dependent upon any single reinsurance contract.

The Group has in place effective exposure management systems. Aggregate exposure is modelled and tested against different stress scenarios to ensure adherence to the Group's overall risk appetite and alignment with reinsurance programs and underwriting strategies.

Loss reserve estimates are inherently uncertain. Reserves for unpaid losses are the largest single component of the liabilities of the Group. Actual losses that differ from the provisions, or revisions in the estimates, can have a material impact on future earnings and the statement of financial position. The Group has an in house experienced actuarial function reviewing and monitoring the reserving policy and its implementation at quarterly intervals. They work closely with the underwriting and claims team to ensure an understanding of the Group's exposure and loss experience. In addition, the Group receives external independent analysis of its reserve requirements on an annual basis.

In order to minimize financial exposure arising from large claims, the Group, in the normal course of business, enters into contracts with other parties for reinsurance purposes. Such reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential losses arising from large risks, and provide additional capacity for growth. A significant portion of the reinsurance is affected under treaty, facultative and excess-of-loss reinsurance contracts.

Geographical concentration of risks

The Group's insurance risk based on geographical concentration of risk is illustrated in the table below:

	2019		2018		2017
	Gross written premiums	Concentration	Gross written premiums	Concentration	Gross written premiums	Concentration
	USD	%	USD	%	USD	%

Africa	16,492,171	5	13,601,315	5	14,797,102	5
Asia	32,809,456	9	27,841,670	9	33,939,858	12
Australasia	15,185,489	4	12,636,310	4	8,410,387	3
Caribbean Islands	8,334,322	2	15,098,606	5	10,514,780	4
Central America	37,731,495	11	26,696,686	9	35,560,075	13
Europe	37,327,933	11	34,470,850	11	32,179,912	12
Middle East	36,883,039	11	32,381,500	11	36,116,774	13
North America	4,281,472	1	859,731	0	1,038,139	1
South America	11,050,657	3	26,356,474	9	33,380,259	12
UK	115,863,288	33	76,717,981	25	42,887,109	15
Worldwide	33,332,583	10	34,957,363	12	26,277,796	10
	349,291,905		301,618,486		275,102,191

Line of business concentration of risk

The Group's insurance risk based on line of business concentration is illustrated in the table below:

	Gross written premiums 2019	Concentration Percentage	Gross written premiums 2018	Concentration Percentage	Gross written premiums 2017	Concentration Percentage
	USD	%	USD	%	USD	%

Energy	72,109,574	21	81,377,114	27	87,937,007	34
Property	46,137,090	13	43,785,498	15	53,738,771	18
Ports & Terminals	22,360,519	6	19,079,843	6	17,263,245	8
Casualty	115,890,373	33	73,665,448	24	43,119,887	9
Political Violence	8,296,949	2	11,406,211	4	9,730,839	7
Financial	23,181,037	7	16,147,579	5	14,271,496	5
Reinsurance	17,985,942	5	17,819,553	6	17,652,460	5
Engineering	20,703,708	6	18,194,161	6	10,375,952	6
Aviation	19,182,776	6	17,996,462	6	18,998,073	7
Marine Liability	3,443,937	1	2,146,617	1	2,014,461	1
	349,291,905		301,618,486		275,102,191

Sensitivities

The analysis below shows the estimated impact on gross and net insurance contracts claims liabilities and on profit before tax, of potential reserve deviations on ultimate claims development at gross and net level from that reported in the statement of financial position as at 31 December 2019 and 2018.

In selecting the volatility factors, the Group has illustrated the sensitivity of the net claims to a standard variation in the gross outstanding claims.  The choices of variation (7.5% and 5%) are illustrative but are consistent with what the Group would consider representative of a reasonable potential for variation.  The illustrated variations do not represent limits of the potential variation and actual variation could significantly vary from the illustrated values.

	Gross Loss Sensitivity Factor	Impact of increase on gross outstanding claims	Impact of decrease on gross outstanding claims	Impact of increase on net outstanding claims	Impact of decrease on net outstanding claims	Impact of increase on profit before tax	Impact of decrease on profit before tax
	%	USD	USD	USD	USD	USD	USD

2019	7.5	30,978,898	(30,978,898)	18.541,702	(18,539,427)	(18.541,702)	18,539,427
2019	5	20,652,599	(20,652,599)	12,361,514	(12,359,238)	(12,361,514)	12,359,238

2018	7.5	28,828,488	(28,828,488)	15,297,751	(15,295,476)	(15,297,751)	15,295,476
2018	5	19,218,992	(19,218,992)	10,198,880	(10,196,605)	(10,198,880)	10,196,605

Financial risk

The Group's principal financial instruments are financial assets at fair value through OCI, financial assets at fair value through profit or loss, financial assets at amortized cost, receivables arising from insurance, investments in associates, investment properties and reinsurance contracts, and cash and cash equivalents.

The Group does not enter into derivative transactions.

The main risks arising from the Group's financial instruments are interest rate risk, foreign currency risk, credit risk, market price risk and liquidity risk. The board reviews and agrees policies for managing each of these risks and they are summarized below.

Interest rate risk

Interest rate risk arises from the possibility that changes in interest rates will affect future profitability or the fair values of financial instruments. The Group is exposed to interest rate risk on certain of its investments and cash and cash equivalents. The Group limits interest rate risk by monitoring changes in interest rates in the currencies in which its cash and interest-bearing investments and borrowings are denominated.

Details of maturities of the major classes of financial assets are as follows:

	Less than 1 year	1 to 5 years	More than 5 years	Non-interest- bearing items	Total	Effective Interest Rate on interest bearing assets
	USD	USD	USD	USD	USD	(%)
2019-

Financial assets at FVTPL	-	-	-	21,805,575	21,805,575	-
Financial assets at FVOCI	55,678,030	148,657,894	4,189,437	20,422,745	228,948,106	2.86
Financial assets at amortized cost	2,968,273	-	-	-	2,968,273	5.83
Cash, bank balances and term deposits	312,213,087	-	-	-	312,213,087	1.89
	370,859,390	148,657,894	4,189,437	42,228,320	565,935,041

2018-

Financial assets at FVTPL	-	-	-	13,977,663	13,977,663	-
Financial assets at FVOCI	50,095,407	108,481,889	3,584,618	21,308,397	183,470,311	2.92
Financial assets at amortized cost	3,456,837	-	-	-	3,456,837	5.72
Cash, bank balances and term deposits	260,059,595	-	-	-	260,059,595	1.88
	313,611,839	108,481,889	3,584,618	35,286,060	460,964,406

The following table demonstrates the sensitivity of statement of income to reasonably possible changes in interest rates, with all other variables held constant.

The sensitivity of the income statement is the effect of the assumed changes in interest rates on the Group's profit for the year, based on the floating rate financial assets and financial liabilities held at 31 December.

	Decrease in basis points	Effect on profit for the year
		USD

2019	-25	(889,848)
	-50	(1,779,697)

2018	-25	(665,500)
	-50	(1,331,000)

The effect of increases in interest rates are expected to be equal and opposite to the effects of the decreases shown above.

Foreign currency risk

Foreign currency risk is the risk that the fair value of future cash flows of financial instruments will fluctuate because of changes in foreign currency exchange rates.

The Group is exposed to currency risk mainly on insurance written premiums and incurred claims that are denominated in a currency other than the Group functional currency. The currencies in which these transactions are primarily denominated are Sterling (GBP) and Euro (EUR). As a significant portion of the Group's transactions are denominated in USD, this reduces currency risk. Intra Group transactions are primarily denominated in USD.

Part of the Group's monetary assets and liabilities are denominated in a currency other than the functional currency of the Group and are subject to risks associated with currency exchange fluctuation. The Group reduces some of this currency exposure by maintaining some of its bank balances in foreign currencies in which some of its insurance payables are denominated.

The following table demonstrates the sensitivity to a reasonably possible change in the USD exchange rate, with all other variables held constant, of the Group's profit before tax (due to changes in the fair value of monetary assets and liabilities).

	Changes in	Effect on
	currency rate	profit
	to USD	before tax
	%	USD
2019
EUR	+5	387,893
GBP	+5	4,294,764

2018
EUR	+5	65,440
GBP	+5	1,857,406

The effect of decreases in exchange rates are expected to be equal and opposite to the effects of the increases shown above.

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Group is exposed to credit risk primarily from unpaid insurance receivables and fixed income instruments.

The Group has in place credit appraisal policies and procedures for inward business and receivables from insurance transactions are monitored on an ongoing basis to restrict the Group's exposure to doubtful debts.

The Group has in place security standards applicable to all reinsurance purchases and monitors the financial status of all reinsurance debtors at regular intervals.

The Group's portfolio of fixed income investments is managed by the Investments Committee in accordance with the investment policy established by the board of directors which has various credit standards for investments in fixed income securities.

Reinsurance and fixed income investments are monitored for the occurrence of a downgrade or other changes that might cause them to fall below the Group's security standards. If this occurs, management takes appropriate action to mitigate any loss to the Group.

The Group's bank balances are maintained with a range of international and local banks in accordance with limits set by the board of directors. There are no significant concentrations of credit risk within the Group. The table below provides information regarding the credit risk exposure of the Group by classifying assets according to the Group's credit rating of counterparties:

	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD	USD	USD	USD
2019
FVOCI - debts securities	206,996,681	1,528,680	-	208,525,361
Financial Assets at amortized cost	-	1,982,377	985,896	2,968,273
Insurance receivables	-	65,835,667	47,139,177	112,974,844
Reinsurance share of outstanding claims	175,446,814	765,610	-	176,212,424
Deferred excess of loss premiums	-	15,172,707	-	15,172,707
Cash, bank balances and term deposits	248,057,682	64,155,405	-	312,213,087
	630,501,177	149,440,446	48,125,073	828,066,696

	Investment grade	Non-investment grade (satisfactory)	In course of collection	Total
	USD	USD	USD	USD
2018
FVOCI - debts securities	158,945,525	3,216,389	-	162,161,914
Financial Assets at amortized cost	-	2,469,549	987,288	3,456,837
Insurance receivables	-	60,880,815	47,366,816	108,247,631
Reinsurance share of outstanding claims	186,061,539	1,503,843	-	187,565,382
Deferred excess of loss premiums	-	12,448,671	-	12,448,671
Cash, bank balances and term deposits	184,747,414	75,312,181	-	260,059,595
	529,754,478	155,831,448	48,354,104	733,940,030

For assets to be classified as 'past due and impaired' contractual payments are in arrears for more than 30 days for the debt instruments and 360 days for insurance receivables an impairment adjustment is recorded in the consolidated statement of income for this or when collectability of the amount is otherwise assessed as being doubtful. When the credit exposure is adequately secured, arrears more than 360 days might still be classified as 'past due but not impaired', with no impairment adjustment recorded.

The schedule below shows the distribution of bonds and debt securities with fixed interest rate according to the international agencies classification:

Rating grade	Bonds	Unquoted bonds	Total
	USD	USD	USD
2019
AAA	44,953,920	-	44,953,920
AA+	4,610,576	-	4,610,576
AA	2,926,031	-	2,926,031
Aa2	7,530,619	-	7,530,619
AA-	9,408,620	-	9,408,620
Aa3	2,394,194	-	2,394,194
A+	18,340,787	-	18,340,787
A1	1,514,025	-	1,514,025
A	28,935,441	-	28,935,441
A2	5,435,133	-	5,435,133
A-	32,466,296	-	32,466,296
A3	8,975,157	-	8,975,157
BBB+	16,038,586	-	16,038,586
BBB	14,521,672	-	14,521,672
Baa2	1,396,365	-	1,396,365
BBB-	7,333,329	-	7,333,329
BB-	215,930	-	215,930
Not rated	1,528,680	2,968,273	4,496,953
Total	208,525,361	2,968,273	211,493,634

Rating grade	Bonds	Unquoted bonds	Total
	USD	USD	USD
2018
AAA	2,353,731	-	2,353,731
AA+	4,771,755	-	4,771,755
Aa1	755,556	-	755,556
AA	7,124,087	-	7,124,087
Aa2	7,876,959	-	7,876,959
AA-	17,408,093	-	17,408,093
Aa3	5,527,355	-	5,527,355
A+	15,840,316	-	15,840,316
A1	12,009,630	-	12,009,630
A	19,653,276	-	19,653,276
A2	9,512,157	-	9,512,157
A-	11,914,322	-	11,914,322
A3	10,679,082	-	10,679,082
BBB+	13,216,017	-	13,216,017
Baa1	1,744,245	-	1,744,245
BBB	14,273,503	-	14,273,503
Baa2	1,385,487	-	1,385,487
BBB-	2,899,954	-	2,899,954
BB-	203,749	-	203,749
Not rated	3,012,640	3,456,837	6,469,477
Total	162,161,914	3,456,837	165,618,751

The schedule below shows the geographical distribution of bonds and debt securities with fixed interest rate:

Country	Total
2019	USD

Australia	1,053,150
Bahrain	215,930
Bermuda	765,533
Canada	9,163,712
Cayman Island	639,879
China	8,539,950
Europe	3,181,652
Finland	1,034,800
France	1,241,762
Germany	14,714,236
Global	990,623
Hong Kong	1,219,991
Japan	7,865,806
Jordan	2,968,273
KSA	2,349,245
Kuwait	1,019,590
Mexico	1,098,251
Netherlands	1,869,264
Norway	750,045
Pacific basin	3,002,430
Qatar	8,098,357
South Korea	5,127,002
Spain	544,876
Switzerland	332,394
UAE	5,691,518
UK	13,490,596
USA	114,524,769
Total	211,493,634

Country	Total
2018	USD

Australia	3,207,541
Bahrain	203,750
Canada	9,769,854
China	5,477,734
Europe	1,407,141
Finland	1,016,430
France	1,947,095
Germany	15,825,716
Global	910,686
Hong Kong	1,183,742
Italy	1,602,864
Japan	11,252,935
Jordan	3,456,838
KSA	2,262,838
Kuwait	978,170
Mexico	1,015,749
Netherlands	1,844,370
Norway	2,239,722
Pacific basin	3,466,916
Qatar	5,048,451
South Korea	5,497,709
UAE	12,683,997
UK	8,195,522
USA	65,122,981
Total	165,618,751

Market price risk

Market price risk is the risk that the value of a financial instrument will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or currency risk), whether those changes are caused by factors specific to the individual security, or its issuer, or factors affecting all securities traded in the market.

The Group's equity price risk exposure relates to financial assets whose values will fluctuate as a result of changes in market prices.

The following table demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices, with all other variables held constant. The effect of decreases in equity prices is expected to be equal and opposite to the effect of the increases shown.

	Change in equity price	Effect on profit for the year	Effect on equity
2019	USD	USD	USD

Amman Stock Exchange	+5%	58,438	58,438
Saudi Stock Exchange	+5%	-	616,969
Qatar Stock Exchange	+5%	23,830	23,830
Abu Dhabi Security Exchange	+5%	61,470	61,470
New York Stock Exchange	+5%	123,518	161,258
Kuwait Stock Exchange	+5%	-	2,978
London Stock Exchange	+5%	342,797	342,797
Other quoted	+5%	480,226	553,966

	Change in equity price	Effect on profit for the year	Effect on Equity
2018	USD	USD	USD

Amman Stock Exchange	+5%	60,718	60,718
Saudi Stock Exchange	+5%	-	665,120
Qatar Stock Exchange	+5%	25,369	25,369
Abu Dhabi Security Exchange	+5%	57,175	57,175
New York Stock Exchange	+5%	109,111	147,031
Kuwait Stock Exchange	+5%	-	2,012
Other quoted	+5%	446,510	507,473

The Group also has unquoted investments carried at fair value determined based on valuation techniques as per level 3 of fair value hierarchy.

The Group limits market risk by maintaining a diversified portfolio and by monitoring of developments in equity markets.

Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its commitments associated with insurance contracts and financial liabilities as they fall due.

The Group continually monitors its cash and investments to ensure that the Group meets its liquidity requirements. The Group's asset allocation is designed to enable insurance liabilities to be met with current assets.

All liabilities are non-interest bearing liabilities.

The table below summarizes the maturity profile of the Group's financial liabilities at 31 December based on contractual undiscounted payments:

	Less than one year	More than one year	Total
2019	USD	USD	USD

Gross outstanding claims	172,243,041	240,809,814	413,052,855
Gross unearned premiums	159,660,497	46,553,532	206,214,029
Insurance payables	53,543,737	-	53,543,737
Other liabilities	13,821,580	1,041,702	14,863,282
Deferred tax liabilities	346,824	-	346,824
Unearned commissions	7,531,178	1,378,811	8,909,989
Total liabilities	407,146,857	289,783,859	696,930,716
2018

Gross outstanding claims	166,052,091	218,327,750	384,379,841
Gross unearned premiums	135,380,101	32,874,587	168,254,688
Insurance payables	33,034,146	-	33,034,146
Other liabilities	8,299,453	-	8,299,453
Unearned commissions	7,030,172	980,212	8,010,384
Total liabilities	349,795,963	252,182,549	601,978,512

Maturity analysis of assets and liabilities

The table below shows analysis of assets and liabilities analyzed according to when they are expected to be recovered or settled:

	31 December 2019
	Less than one year	More than one year	No term	Total
	USD	USD	USD	USD
ASSETS
Cash, bank balances and term deposits	312,213,087	-	-	312,213,087
Insurance receivables	110,218,900	2,755,944	-	112,974,844
Investments	58,452,403	152,847,331	42,422,220	253,721,954
Investments in associates	-	-	13,061,674	13,061,674
Reinsurance share of outstanding claims	81,410,140	94,802,284	-	176,212,424
Reinsurance share of unearned premiums	30,226,280	3,690,269	-	33,916,549
Deferred excess of loss premiums	15,172,707	-	-	15,172,707
Deferred policy acquisition costs	28,369,829	13,343,460	-	41,713,289
Other assets	7,754,225	-	-	7,754,225
Investment properties	-	-	25,712,312	25,712,312
Property, premises and equipment	-	12,734,842	-	12,734,842
Intangible assets	-	3,885,894	-	3,885,894
TOTAL ASSETS	643,817,571	284,060,024	81,196,206	1,009,073,801

LIABILITIES AND EQUITY
Liabilities
Gross outstanding claims	172,243,041	240,809,814	-	413,052,855
Gross unearned premiums	159,660,497	46,553,532	-	206,214,029
Insurance payables	53,543,737	-	-	53,543,737
Other liabilities	13,821,580	1,041,702	-	14,863,282
Deferred tax liabilities	346,824	-	-	346,824
Unearned commissions	7,531,178	1,378,811	-	8,909,989
Total liabilities	407,146,857	289,783,859	-	696,930,716
Equity
Share capital	-	-	143,375,678	143,375,678
Contributed capital	-	-	2,773,000	2,773,000
Treasury shares	-	-	(20,102,500)	(20,102,500)
Foreign currency translation reserve	-	-	(332,785)	(332,785)
Fair value reserve	-	-	4,273,914	4,273,914
Retained earnings	-	-	182,155,778	182,155,778
Total equity	-	-	312,143,085	312,143,085

TOTAL LIABILITIES AND EQUITY	407,146,857	289,783,859	312,143,085	1,009,073,801

	31 December 2018
	Less than one year	More than one year	No term	Total
	USD	USD	USD	USD
ASSETS
Cash, bank balances and term deposits	260,059,595	-	-	260,059,595
Insurance receivables	105,760,142	2,487,489	-	108,247,631
Investments	53,552,244	112,066,507	35,286,060	200,904,811
Investments in associates	-	-	13,437,778	13,437,778
Reinsurance share of outstanding claims	92,844,864	94,720,518	-	187,565,382
Reinsurance share of unearned premiums	29,777,293	2,789,554	-	32,566,847
Deferred excess of loss premiums	12,448,671	-	-	12,448,671
Deferred policy acquisition costs	27,945,967	8,457,864	-	36,403,831
Deferred tax assets	-	638,841	-	638,841
Other assets	5,061,050	-	-	5,061,050
Investment properties	-	-	30,655,214	30,655,214
Property, premises and equipment	-	12,216,997	-	12,216,997
Intangible assets	-	2,935,750	-	2,935,750
TOTAL ASSETS	587,449,826	236,313,520	79,379,052	903,142,398

LIABILITIES AND EQUITY
Liabilities
Gross outstanding claims	166,052,091	218,327,750	-	384,379,841
Gross unearned premiums	135,380,101	32,874,587	-	168,254,688
Insurance payables	33,034,146	-	-	33,034,146
Other liabilities	8,299,453	-	-	8,299,453
Unearned commissions	7,030,172	980,212	-	8,010,384
Total liabilities	349,795,963	252,182,549	-	601,978,512
Equity
Share capital	-	-	143,375,678	143,375,678
Contributed capital	-	-	2,773,000	2,773,000
Treasury shares	-	-	(15,050,000)	(15,050,000)
Foreign currency translation reserve	-	-	(294,929)	(294,929)
Fair value reserve	-	-	953,704	953,704
Retained earnings	-	-	169,406,433	169,406,433
Total equity	-	-	301,163,886	301,163,886

TOTAL LIABILITIES AND EQUITY	349,795,963	252,182,549	301,163,886	903,142,398

Capital management

The Group manages its capital by 'Enterprise Risk Management' techniques, using a dynamic financial analysis model. The Asset Liability match is reviewed and monitored on a regular basis to maintain a strong credit rating and healthy capital adequacy ratios to support its business objectives and maximize shareholders' value.

Adjustments to capital levels are made in light of changes in market conditions and risk characteristics of the Group's activities.

Capital comprises issued share capital, additional paid in capital, treasury shares, foreign currency translation reserve, fair value reserve, and retained earnings and is measured at USD 312,143,085 as at 31 December 2019 (2018: USD 301,163,886).

The capital requirements imposed on the Groups regulated entities are as follows:

International General Insurance Co. Ltd (Bermuda)

The Bermuda Insurance Act 1978 and Related Regulations (the Act) requires the Company to meet a minimum solvency margin. The Company has met the minimum solvency margin requirement at 31 December 2019 and 2018. In addition, a minimum liquidity ratio must be maintained whereby relevant assets, as defined by the Act, must exceed 75% of relevant liabilities. This ratio was met at 31 December 2019 and 2018.

Under the Insurance Act, the Company is subject to capital requirements calculated using the Bermuda Solvency and Capital Requirement model ("BSCR model"), which is a standardized statutory risk-based capital model used to measure the risk associated with the Company's assets, liabilities and premiums. Under the BSCR model, the Company's required statutory capital and surplus is referred to as the enhanced capital requirement ("ECR"). The Company is required to calculate and submit the ECR to the Bermuda Monetary Authority annually. Following receipt of the submission of the Company's ECR, the Bermuda Monetary Authority has the authority to impose additional capital requirements or capital add-ons, if it deems necessary. If an insurer fails to maintain or meet its ECR, the Bermuda Monetary Authority may take various degrees of regulatory action. As at 31 December 2019 and 2018, the Company met its ECR.

International General Insurance Company (UK) Limited

The Company is regulated by the Prudential Regulation Authority and is subject to insurance solvency regulations which specify the minimum amount and type of capital that must be held in addition to the insurance liabilities.

Since 1 January 2017 the Company has been subject to the Solvency II regime and is required to meet a Solvency Coverage Ratio (SCR) which is calibrated to seek to ensure a 99.5% confidence of the ability to meet its obligations over a 12-month time horizon. The Company calculates its SCR in accordance with the standard formula prescribed in the Solvency II regulations as the assumptions underlying the standard formula are considered to be a good fit for the Company's risk profile.

The Company has met all requirements for the years 2019 and 2018.

International General Insurance Company Ltd. Labuan Branch

The Branch is subjected to minimum capital requirements under the Labuan Financial Services and Securities Act 2010.

The Branch monitors and ensures its capital is within the minimum solvency margins requirements under the Labuan Financial Services and Securities Act 2010 at all times. If there are any, large event which will affect the Branch's ability to maintain solvency margins requirements, the Branch will notify the head office to cash call in advance.

As at 31 December 2019 and 2018, the Branch met the minimum solvency margin requirements.

Fair value

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:

Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: Other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: Techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

	31 December 2019
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD

FVTPL	21,805,575	-	-	21,805,575
Quoted equities at FVOCI	14,628,558	-	-	14,628,558
Quoted bonds at FVOCI	208,525,361	-	-	208,525,361
Unquoted equities at FVOCI *	-	-	5,794,187	5,794,187
Investment properties	-	-	25,712,312	25,712,312
	244,959,494	-	31,506,499	276,465,993

	31 December 2018
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD

FVTPL	13,977,663	-	-	13,977,663
Quoted equities at FVOCI	15,320,310	-	-	15,320,310
Quoted bonds at FVOCI	162,161,914	-	-	162,161,914
Unquoted equities at FVOCI *	-	-	5,988,087	5,988,087
Investment properties	-	-	30,655,214	30,655,214
	191,459,887	-	36,643,301	228,103,188

* Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows:

	2019	2018
	USD	USD

Balance at the beginning of the year	5,988,087	4,436,160
Total gains and (losses) recognized in OCI	(193,900)	1,551,927
Balance at the end of the year	5,794,187	5,988,087